CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (13,905)	$ (1,289)	$ (37,731)	$ (15,970)	$ (4,488)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	17,031	8,528	46,050	33,548	18,977
Unit-based compensation	813	529	10,074	2,186	630
Loss on extinguishment of debt			2,316	0	1,764
Amortization of Financing Costs and Discounts	737	337	2,005
Amortization of deferred financing costs	825	337	4,192	1,287	1,183
Loss (gain) on sale of assets, net	218	4	365	(25)
Unrealized (gain) loss	167	(32)	168	(120)	141
Income (Loss) from Equity Method Investments, Net of Dividends or Distributions	3,552	0	6,496	0	0
Asset Impairment Charges			1,556	0	0
Other, net	11	14	65	130	0
Changes in operating assets and liabilities:
Trade accounts receivable, including affiliates	18,307	(7,477)	(24,770)	(6,675)	(9,760)
Prepaid expenses and other current assets	(297)	813	(5)	(1,197)	(1,246)
Other non-current assets	170	(25)	(29)	215	1,786
Accounts payable and accrued liabilities	(27,140)	13,694	35,658	1,411	16,517
Other liabilities, including affiliates	2,296	(920)	3,410	1,183	(1,181)
Net cash provided by operating activities	2,048	14,176	45,628	15,973	24,323
Cash flows from investing activities:
Capital expenditures	(41,002)	(11,087)	(168,617)	(93,863)	(169,816)
Expenditures for assets subject to property damage claims, net of insurance proceeds and deductibles	545	(693)	2,706	(3,383)	0
Acquisition of Enterprise Alabama Intrastate, LLC	0	(38,636)	(44,038)	0	0
Payments to Acquire Interest in Joint Venture	(2,349)	0	(148)	0	0
Payments to Acquire Businesses and Interest in Affiliates			(79,955)	0	0
Proceeds from sale of assets	4,368		1,625	137
Net cash used in investing activities	(38,438)	(50,416)	(288,427)	(97,109)	(169,816)
Cash flows from financing activities:
Proceeds from issuance of common units, net					187,764
Borrowings under our credit facility	50,000	62,000	244,500	129,300	297,500
Proceeds from Issuance of Other Long-term Debt			450,000	0	0
Repayments under our credit facility	(15,000)	(158,450)	(481,800)	(53,000)	(314,780)
Repayments of Other Long-term Debt	(1,125)	0	(2,250)	0	0
Payments on capital lease obligations	(140)	(143)	(599)	(542)	0
Financing costs	(6)	(156)	(17,777)	(2,139)	(5,178)
Proceeds from issuance of Series A convertible preferred units, net of issuance costs			0	38,832	0
Distributions to Southcross Energy LLC					(46,030)
Payments of distributions and distribution equivalent rights	(13,368)	(13,755)	(52,645)	(35,992)	0
Proceeds from (Repayments of) Related Party Debt			(100,000)	0	0
Tax withholdings on unit-based compensation vested units	0	(1)	(3,532)	(264)	0
Affiliate Costs	14,610	0	50,564
Net cash provided by financing activities	34,971	37,325	241,099	76,995	151,571
Cash and Cash Equivalents, Period Increase (Decrease)	(1,419)	1,085	(1,700)	(4,141)	6,078
Cash and cash equivalents — Beginning of year	1,649	3,349	3,349	7,490	1,412
Cash and cash equivalents — End of year	230	4,434	1,649	3,349	7,490
Repurchase and retirement of Southcross Energy LLC common units			144,671
Common Units
Cash flows from operating activities:
Net loss	(4,902)	(757)	(15,155)	(7,829)
Cash flows from financing activities:
Repurchase and retirement of Southcross Energy LLC common units		144,715	144,671
General Partner [Member]
Cash flows from operating activities:
Net loss	$ (217)	(26)	(626)	(319)
Cash flows from financing activities:
Proceeds from Partnership Contribution			$ 9,967	$ 800	0
Repurchase and retirement of Southcross Energy LLC common units		$ 0
Series B
Cash flows from financing activities:
Proceeds from issuance of preferred units					(42,800)
Series C
Cash flows from financing activities:
Proceeds from issuance of preferred units					(30,000)
Common Units
Cash flows from financing activities:
Purchase and retirement of common units					(25,205)
Common units [Member]
Cash flows from financing activities:
Purchase and retirement of common units					$ (15,300)